UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1. Name and address of Issuer:
Pioneer ILS Interval Fund
60 State Street
Boston, MA 02109-1820

2. The name of each  series  or class of funds  for  which  this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3. Investment Company Act File Number: 811-22987

Securities Act File Number: 333-225814

4(a). Last day of fiscal year for which this notice is filed:
October 31, 2021

4(b). [  ] Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2)

4(c). [  ] Check the box if this is the last time the issuer  will be filing this Form.

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                                                        $0.00

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:                                                                                         $192,215,223.00

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1995 that
      were not previously used to reduce
      registration fees payable to the Commission:                                                                       $0.00

(iv) Total available redemption credits
     [add Items 5(ii) and 5(iii)]:                                                                                                    $192,215,223.00

(v)  Net sales - if Item 5(i) is greater
      than Item 5(iv)[subtract Item 5(iv)
      from Item 5(i)]:                                                                                                                   $0.00

(vi) Redemption credits available for use
      in future years - if Item 5(i) is less
      than Item 5(iv)[subtract Item
      5(iv) from Item 5(i):                                                                                                          $192,215,223.00

(vii) Multiplier for determining registration fee
      (See Instruction C.9)                                                                                                         0.0000927

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
      (enter "0" if no fee is due):                                                                                               $0.0000

6. Prepaid Shares

If the response to Item 5(i) was determined  by  deducting  an  amount  of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7. Interest due - if this Form is being filed more than 90 days after the
end of the issuer's fiscal year (see Instruction D):                                                                  $0.00

8. Total of the amount of the  registration  fee due plus any  interest due
[line 5(viii) plus line 7]:                                                                                                        $0.0000

9. Date the  registration  fee and any  interest  payment  was sent to the
Commission's lockbox depository: N/A

     Method of Delivery:

          [  ]   Wire Transfer
          [  ]   Mail or other means

10. Explanatory Notes (if any): Consistent with footnote 348 in Release No. IC-33836, to facilitate the transition to calculating fees on Form 24F-2, the Fund has reduced the aggregate sales price of securities sold during the fiscal year reported in response to Item 5(i) by the amount of excess shares that were registered under the Fund's registration statement on Form N-2 that remain unsold prior to the end of the Fund's most recent fiscal year. Specifically, the Fund had net sales of $1,097,848,310.47 since inception and had $869,151,689.53 of shares that were registered under Form N-2 and remain unsold.

SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                                                               /s/ John M. Malone
John M. Malone
Chief Compliance Officer

Date: January 28, 2022

*Please print the name and title of the signing officer below the signature.